Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	SEI LIQUID ASSET TRUST
Central Index Key	0000354603
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Oct. 31, 2014
SLAT PRIME OBLIGATION FUND | SLAT PRIME OBLIGATION FUND - CLASS A
Risk/Return:
Trading Symbol	TPRXX